FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/30/07



























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
March 30, 2007

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 99.74%

Capital Goods ? 25.77%
   Arkansas Best 				5400		  191,970
   A.S.V. Inc                        	        19700         300,622
   Georgia Gulf					25950		  420,649
   Insteel Industries				17600		  295,504
   Louisiana-Pacific				 8500         170,510
   Olin Corp					23500         398,090
   Olympic Steel					13000         402,870
   Schnitzer Steel Industries			 6237		  250,540
   Universal Steel Industries			 7000		  346,850
   Worthington Industries			15000		  308,700
								        -------
									3,086,305
Consumer Discretionary ? 22.56%
   Cavco Industries                        2918         101,984
   Building Materials Holding Corp		24000         434,640
   Furniture Brands International         24500         386,610
   JAKKS Pacific                          11163         266,796
   Labor Ready	 				10017 	  190,223
   LoJack 						12300         233,454
   Mesa Air Group					47512         357,765
   Pier 1 Imports					60600         418,746
   Polaris Industries				 6495		  311,630
                                                        -------
                                                      2,701,818
Consumer Staples ? 4.59%
   Belo Corp					 6600         123,222
   Journal Register			      39300         234,228
   Westwood One					28045         192,669
                                                        -------
                                                        550,119
Energy ? 9.18%
   Patterson-UTI Energy                   14350         322,014
   Pioneer Drilling Company			20030	        254,181
   Stone Energy Corp				17600         522,544
                                                        -------
                                                      1,098,739

Healthcare/Pharmaceutical ? 8.88%
   Hi-Tech Pharmacal                      48177         537,174
   Odyssey HealthCare				27586         362,204
   Symbion						 8380         164,332
                                                        -------
                                                      1,063,710

- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
March 30, 2007




Technology/Telecom ? 28.75%
   China BAK Battery			     102200         332,150
   Cogent						39000         524,550
   EarthLink					38750         284,812
   Emmis Communications				24280		  204,923
   Genesis Microchip				49000         455,210
   Komag						11800		  386,214
   OmniVision Technologies			34800		  451,008
   Palm						20569         372,916
   Rackable Systems			      25400	        431,038
                                                        -------
									3,442,821


Total Common Stocks  (cost $11,689,953)		     11,943,543

SHORT-TERM INVESTMENTS ? 0.26%
   Cash Less Debits                    $31,002           31,002
                                                       --------

   Total short-term investments   (cost $31,002)         31,002
                                                       --------

Total investment securities-100.00%(cost$11,720,955) 11,974,545

                                                       --------

Net assets - 100.00%                                $11,974,545
                                                   ============
















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 30, 2007 were $7,534,038 and $1,939,101, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $253,590, of which $690,996 related to unrealized appreciation of securities and ($437,406) related to unrealized depreciation of securities. The cost of investments at March 30, 2007 for Federal Income tax purposes was $11,689,953, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                            -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/26/2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                           -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/26/2007